Loan Receivable (Details) - Schedule of loan receivable - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of loan receivable [Abstract]
Short-term loan receivable	$ 1,013,157	$ 204,441
Long-term loan receivable	4,342,100
Total	$ 5,355,257	$ 204,441